Subsequent Events (Details Narrative) (10-K)				12 Months Ended
	Mar. 12, 2019 USD ($) Integer shares	Feb. 08, 2019 USD ($) $ / shares	Jan. 21, 2019 $ / shares shares	Dec. 31, 2017 USD ($) $ / shares	Mar. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Option exercise price | $ / shares					$ 0.28	$ 0.26
Purchase of common stock shares value
Ownership percentage						50.00%
Common Stock [Member]
Purchase of common stock shares value				$ 380
Minimum [Member]
Debt interest percentage						10.00%
Debt instrument conversion price | $ / shares						$ 0.50
Purchase Agreement [Member] | Common Stock [Member]
Number of common shares agreed to donate | shares	35,000
One Employee [Member]
Number of non-statutory options granted shares | shares			15,000
Percentage for vesting option			25.00%
Option expiration term			5 years
Option exercise price | $ / shares			$ 1.15
Accredited Investors [Member] | Securities Purchase Agreement [Member]
Debt instrument principal amount		$ 150,000
Debt interest percentage		10.00%
Debt instrument conversion price | $ / shares		$ 0.50
Debt instrument maturity date		Feb. 08, 2021
Beneficial ownership, percentage		4.99%
Holders [Member] | Maximum [Member]
Debt interest percentage		12.00%
Debt instrument conversion price | $ / shares		$ 0.75
Holders [Member] | Minimum [Member]
Debt interest percentage		10.00%
Debt instrument conversion price | $ / shares		$ 0.50
Accredited Investor [Member] | Purchase Agreement [Member] | Common Stock [Member]
Purchase of common stock shares value	$ 450,000
Debt conversion ratio	0.60
Shares trading days | Integer	5
Repurchase agreement description	The Company has the right to reject any purchase notice from the Investor by delivering written notice of such rejection within one trading day after receipt. If the Company rejects any purchase notice, the Investor has no further obligations to purchase Shares under the Purchase Agreement. The Company may terminate the Purchase Agreement at any time by written notice to the Investor in the event of a material breach of the Purchase Agreement by the Investor. In addition, the Purchase Agreement will automatically terminate on the earliest of: (i) the date that the Investor has purchased $450,000 of Shares; (ii) 70 Trading Days after the effective date of the Registration Statement; or (iii) the date the Registration Statement is no longer effective.The obligation of the Investor to purchase the Shares is subject to several conditions, including, among other thing, (i) that the Company has an effective registration statement with the SEC registering the Shares for resale, and (ii) that the purchase of the Shares shall not cause the Investor to own more than 9.99% of the outstanding shares of common stock.
Ownership percentage	9.99%
Investor fee	$ 15,000
Accredited Investor [Member] | Purchase Agreement [Member] | Common Stock [Member] | Within 15 Trading Days [Member]
Purchase of common stock shares value	$ 200,000
Shares trading days | Integer	15
Accredited Investor [Member] | Purchase Agreement [Member] | Common Stock [Member] | Within 70 Trading Days [Member]
Purchase of common stock shares value	$ 450,000
Shares trading days | Integer	70
Accredited Investor [Member] | Purchase Agreement [Member] | Common Stock [Member] | On Execution of Purchase Agreement [Member]
Investor fee	$ 10,000
Accredited Investor [Member] | Purchase Agreement [Member] | Common Stock [Member] | On First Sale of Shares [Member]
Investor fee	$ 5,000